Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each of the years presented are calculated as follows, the effect of warrants was excluded from the computation of diluted net income / (loss) per share for the years ended December 31, 2022, 2023 and 2024, as its effect would be anti-dilutive:

	For the Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net Income attributable to the Jayud Global Logistics Limited’s ordinary shareholders	3,888,723	(72,576,740)	(49,570,199)	(6,895,861)
Denominator:
Weighted average number of Ordinary Shares	18,071,233	20,924,500	29,085,753	29,085,753
Net loss per Ordinary Share – basic and diluted	0.22	(3.47)	(1.70)	(0.24)